Hartford Total Return Bond ETF
Hartford TOTAL RETURN BOND ETF

JUNE 25, 2018

SUPPLEMENT TO

Hartford TOTAL RETURN BOND ETF

(a series of Hartford Funds Exchange-Traded Trust)

SUMMARY PROSPECTUS

DATED SEPTEMBER 28, 2017, AS SUPPLEMENTED MARCH 1, 2018

AND

PROSPECTUS

DATED SEPTEMBER 15, 2017, AS SUPPLEMENTED MARCH 1, 2018

This Supplement contains new and additional information and should be read in connection with your Summary Prospectus and Prospectus.

On June 19-20, 2018, the Board of Trustees of Hartford Funds Exchange-Traded Trust approved a reduction in the contractual management fee rate for Hartford Total Return Bond ETF (the “Fund”).

Accordingly, the following changes are made to the Fund’s Summary Prospectus and the Fund’s Prospectus effective July 1, 2018:

        a.     Under the heading “Your Expenses,” the Shareholder Fees and Annual Fund Operating Expenses table as well as the expense example in the Summary Prospectus and the summary section of the Prospectus, are deleted in their entirety and replaced with the following:

Shareholder Fees (fees paid directly from your investment) : None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Hartford Total Return Bond ETF Hartford Total Return Bond ETF
Management fees	0.29%	[1]
Distribution and service (12b-1) fees	none
Other expenses	none
Total annual fund operating expenses	0.29%	[2]
[1]	“Management fees” have been restated to reflect current fees.
[2]	“Total annual fund operating expenses” do not correlate to the ratio of expenses to average net assets that is disclosed in the Fund’s semi-annual report in the financial highlights table, which reflects the operating expenses of the Fund and does not include the restated “Management Fees.”

EXAMPLE.

The examples below are intended to help you compare the cost of investing in the Fund with the cost of investing in other exchange-traded funds. The examples assume that:

•	Your investment has a 5% return each year

•	The Fund’s operating expenses remain the same

Your actual costs may be higher or lower. Based on these assumptions, for every $10,000 invested, you would pay the following expenses if you sell all of your shares at the end of each time period indicated:

Expense Example	Year 1	Year 3
Hartford Total Return Bond ETF | Hartford Total Return Bond ETF | USD ($)	30	93

This Supplement should be retained with your Summary Prospectus and Prospectus for future reference.